INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Finished products	$ 7,023	$ 5,168
Purchased products	4,813	2,695
Work in progress	4,792	6,159
Raw materials	12,688	7,048
Inventories	$ 29,316	$ 21,070